Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Lease expiration term	Jun. 30, 2019
Future minimum payments under operating lease agreements	$ 848,000
Rent expense	$ 417,000	$ 393,000	$ 263,000
Eligibility for 401(k) retirement savings plan	90 days
401(k) retirement savings plan matching contributions	$ 0
President and Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Employment agreement start date	2016-04
Employment agreement expiry date	2020-04
Annual salary under agreement	$ 365,000
Agreement termination condition	30 days
Minimum salary period to determine company's obligation under condition	18 months
Minimum percentage of salary payable to determine company's obligation	50.00%
Chief Financial Officer [Member]
Loss Contingencies [Line Items]
Employment agreement start date	2016-04
Employment agreement expiry date	2018-04
Annual salary under agreement	$ 205,000
Agreement termination condition	30 days
Minimum salary period to determine company's obligation under condition	9 months